Investments	12 Months Ended
Dec. 31, 2011
Investments [Abstract]
Investments

3. Investments

Fixed Maturity and Equity Securities Available-for-Sale

The following tables present the cost or amortized cost, gross unrealized gains and losses, estimated fair value of fixed maturity and equity securities and the percentage that each sector represents by the respective total holdings for the periods shown. The unrealized loss amounts presented below include the noncredit loss component of OTTI losses:

	December 31, 2011
	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value	% of Total
		Gains	Temporary Losses	OTTI Losses
	(In millions)
Fixed Maturity Securities:
U.S. corporate securities	$98,621	$8,544	$1,380	$—	$105,785	30.2%
Foreign corporate securities	61,568	3,789	1,338	1	64,018	18.3
Foreign government securities	49,840	3,053	357	—	52,536	15.0
RMBS	42,092	2,281	1,033	703	42,637	12.2
U.S. Treasury and agency securities	34,132	5,882	2	—	40,012	11.4
CMBS	18,565	730	218	8	19,069	5.4
State and political subdivision securities	11,975	1,416	156	—	13,235	3.8
ABS	13,018	278	305	12	12,979	3.7
Other fixed maturity securities	—	—	—	—	—	—

Total fixed maturity securities	$329,811	$25,973	$4,789	$724	$350,271	100.0%

Equity Securities:
Common stock	$2,219	$83	$97	$—	$2,205	72.9%
Non-redeemable preferred stock	989	31	202	—	818	27.1

Total equity securities	$3,208	$114	$299	$—	$3,023	100.0%

	December 31, 2010
	Cost or Amortized Cost	Gross Unrealized			Estimated Fair Value	% of Total
		Gains	Temporary Losses	OTTI Losses
	(In millions)
Fixed Maturity Securities:
U.S. corporate securities	$88,905	$4,469	$1,602	$—	$91,772	28.3%
Foreign corporate securities	65,487	3,326	925	—	67,888	20.9
Foreign government securities	40,871	1,733	602	—	42,002	12.9
RMBS	45,904	1,661	1,180	533	45,852	14.1
U.S. Treasury and agency securities	32,469	1,394	559	—	33,304	10.2
CMBS	20,213	740	266	12	20,675	6.4
State and political subdivision securities	10,476	171	518	—	10,129	3.1
ABS	13,286	265	327	56	13,168	4.1
Other fixed maturity securities	6	1	—	—	7	—

Total fixed maturity securities	$317,617	$13,760	$5,979	$601	$324,797	100.0%

Equity Securities:
Common stock	$2,059	$146	$12	$—	$2,193	60.9%
Non-redeemable preferred stock	1,562	76	229	—	1,409	39.1

Total equity securities	$3,621	$222	$241	$—	$3,602	100.0%

Within fixed maturity securities, a reclassification from the ABS sector to the RMBS sector has been made to the prior year amounts to conform to the current year presentation for securities backed by sub-prime residential mortgage loans to be consistent with market convention relating to the risks inherent in such securities and the Company’s management of its investments within these asset sectors.

The Company held non-income producing fixed maturity securities with an estimated fair value of $62 million and $130 million with unrealized gains (losses) of ($19) million and ($23) million at December 31, 2011 and 2010, respectively.

The Company held foreign currency derivatives with notional amounts of $15.3 billion and $12.2 billion to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2011 and 2010, respectively.

Concentrations of Credit Risk (Fixed Maturity Securities) — Summary.  The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

The Company was not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company’s equity, other than the government securities summarized in the table below. The par value, amortized cost and estimated fair value of holdings in sovereign fixed maturity securities of Portugal, Ireland, Italy, Greece and Spain, commonly referred to as “Europe’s perimeter region,” was $874 million, $254 million and $264 million at December 31, 2011, respectively, and $1.9 billion, $1.6 billion and $1.6 billion at December 31, 2010, respectively. The estimated fair value of these Europe perimeter region sovereign fixed maturity securities represented 0.4% and 3.2% of the Company’s equity at December 31, 2011 and 2010, respectively, and 0.1% and 0.3% of total cash and invested assets at December 31, 2011 and 2010, respectively.

Concentrations of Credit Risk (Government and Agency Securities).  The following section contains a summary of the concentrations of credit risk related to government and agency fixed maturity and fixed-income securities holdings, which were greater than 10% of the Company’s equity at:

	December 31,
	2011	2010
	Carrying Value (1)
	(In millions)
Government and agency fixed maturity securities:
United States	$40,012	$33,304
Japan	$21,003	$15,591
Mexico (2)	$—	$5,050
U.S. Treasury and agency fixed-income securities included in:
Short-term investments	$15,775	$4,048
Cash equivalents	$1,748	$5,762

(1)	Represents estimated fair value for fixed maturity securities, and for short-term investments and cash equivalents, estimated fair value or amortized cost, which approximates estimated fair value.

(2)	The Company’s investment in Mexico government and agency fixed maturity securities at December 31, 2011 of $5.0 billion is less than 10% of the Company’s equity.

Concentrations of Credit Risk (Equity Securities).  The Company was not exposed to any concentrations of credit risk in its equity securities holdings of any single issuer greater than 10% of the Company’s equity or 1% of total investments at December 31, 2011 and 2010.

Maturities of Fixed Maturity Securities.  The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), were as follows at:

	December 31,
	2011		2010
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
	(In millions)
Due in one year or less	$16,747	$16,862	$8,580	$8,702
Due after one year through five years	62,819	64,414	65,143	66,796
Due after five years through ten years	82,694	88,036	76,508	79,571
Due after ten years	93,876	106,274	87,983	90,033

Subtotal	256,136	275,586	238,214	245,102
RMBS, CMBS and ABS	73,675	74,685	79,403	79,695

Total fixed maturity securities	$329,811	$350,271	$317,617	$324,797

Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. RMBS, CMBS and ABS are shown separately in the table, as they are not due at a single maturity.

As discussed further in Note 2, an indemnification asset has been established in connection with certain investments acquired from American Life.

Evaluating Available-for-Sale Securities for Other-Than-Temporary Impairment

As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities, equity securities and perpetual hybrid securities, in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

Net Unrealized Investment Gains (Losses)

The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Fixed maturity securities	$21,096	$7,817	$(1,208)
Fixed maturity securities with noncredit OTTI losses in accumulated other comprehensive income (loss)	(724)	(601)	(859)

Total fixed maturity securities	20,372	7,216	(2,067)
Equity securities	(167)	(3)	(103)
Derivatives	1,514	(59)	(144)
Other	72	42	71

Subtotal	21,791	7,196	(2,243)

Amounts allocated from:
Insurance liability loss recognition	(3,996)	(672)	(118)
DAC and VOBA related to noncredit OTTI losses recognized in accumulated other comprehensive income (loss)	47	38	71
DAC and VOBA	(1,800)	(1,003)	132
Policyholder dividend obligation	(2,919)	(876)	—

Subtotal	(8,668)	(2,513)	85
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in accumulated other comprehensive income (loss)	236	197	275
Deferred income tax benefit (expense)	(4,694)	(1,762)	544

Net unrealized investment gains (losses)	8,665	3,118	(1,339)
Net unrealized investment gains (losses) attributable to noncontrolling interests	9	4	1

Net unrealized investment gains (losses) attributable to MetLife, Inc.	$8,674	$3,122	$(1,338)

The changes in fixed maturity securities with noncredit OTTI losses included in accumulated other comprehensive income (loss) were as follows:

	December 31,
	2011	2010
	(In millions)
Balance, beginning of period	$(601)	$(859)
Noncredit OTTI losses recognized (1)	31	(212)
Transferred to retained earnings (2)	—	16
Securities sold with previous noncredit OTTI loss	125	137
Subsequent changes in estimated fair value	(279)	317

Balance, end of period	$(724)	$(601)

(1)	Noncredit OTTI losses recognized, net of DAC, were $33 million and ($202) million for the years ended December 31, 2011 and 2010, respectively.

(2)	Amounts transferred to retained earnings were in connection with the adoption of guidance related to the consolidation of VIEs as described in Note 1.

The changes in net unrealized investment gains (losses) were as follows:

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Balance, beginning of period	$3,122	$(1,338)	$(12,564)
Cumulative effect of change in accounting principles, net of income tax	—	52	(386)
Fixed maturity securities on which noncredit OTTI losses have been recognized	(123)	242	(733)
Unrealized investment gains (losses) during the year	14,823	9,117	20,745
Unrealized investment gains (losses) of subsidiary at the date of disposal	(105)	—	—
Unrealized investment gains (losses) relating to:
Insurance liability gain (loss) recognition	(3,406)	(554)	(160)
Insurance liability gain (loss) recognition of subsidiary at the date of disposal	82	—	—
DAC and VOBA related to noncredit OTTI losses recognized in accumulated other comprehensive income (loss)	9	(33)	61
DAC and VOBA	(808)	(1,135)	(2,416)
DAC and VOBA of subsidiary at date of disposal	11	—	—
Policyholder dividend obligation	(2,043)	(876)	—
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in accumulated other comprehensive income (loss)	39	(73)	235
Deferred income tax benefit (expense)	(2,936)	(2,283)	(6,131)
Deferred income tax benefit (expense) of subsidiary at date of disposal	4	—	—

Net unrealized investment gains (losses)	8,669	3,119	(1,349)
Net unrealized investment gains (losses) attributable to noncontrolling interests	5	3	11

Balance, end of period	$8,674	$3,122	$(1,338)

Change in net unrealized investment gains (losses)	$5,547	$4,457	$11,215
Change in net unrealized investment gains (losses) attributable to noncontrolling interests	5	3	11

Change in net unrealized investment gains (losses) attributable to MetLife, Inc.	$5,552	$4,460	$11,226

Continuous Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale by Sector

The following tables present the estimated fair value and gross unrealized losses of fixed maturity and equity securities in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position. The unrealized loss amounts presented below include the noncredit component of OTTI loss. Fixed maturity securities on which a noncredit OTTI loss has been recognized in accumulated other comprehensive income (loss) are categorized by length of time as being “less than 12 months” or “equal to or greater than 12 months” in a continuous unrealized loss position based on the point in time that the estimated fair value initially declined to below the amortized cost basis and not the period of time since the unrealized loss was deemed a noncredit OTTI loss.

	December 31, 2011
	Less than 12 Months		Equal to or Greater than 12 Months		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(In millions, except number of securities)
Fixed Maturity Securities:
U.S. corporate securities	$15,642	$590	$5,135	$790	$20,777	$1,380
Foreign corporate securities	12,618	639	5,957	700	18,575	1,339
Foreign government securities	11,227	230	1,799	127	13,026	357
RMBS	4,040	547	4,724	1,189	8,764	1,736
U.S. Treasury and agency securities	2,611	1	50	1	2,661	2
CMBS	2,825	135	678	91	3,503	226
State and political subdivision securities	177	2	1,007	154	1,184	156
ABS	4,972	103	1,316	214	6,288	317
Other fixed maturity securities	—	—	—	—	—	—

Total fixed maturity securities	$54,112	$2,247	$20,666	$3,266	$74,778	$5,513

Equity Securities:
Common stock	$581	$96	$5	$1	$586	$97
Non-redeemable preferred stock	204	30	370	172	574	202

Total equity securities	$785	$126	$375	$173	$1,160	$299

Total number of securities in an unrealized loss position	3,978		1,963

	December 31, 2010
	Less than 12 Months		Equal to or Greater than 12 Months		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(In millions, except number of securities)
Fixed Maturity Securities:
U.S. corporate securities	$22,954	$447	$8,319	$1,155	$31,273	$1,602
Foreign corporate securities	22,415	410	3,976	515	26,391	925
Foreign government securities	26,659	585	189	17	26,848	602
RMBS	7,630	221	7,624	1,492	15,254	1,713
U.S. Treasury and agency securities	13,401	530	118	29	13,519	559
CMBS	3,787	29	1,363	249	5,150	278
State and political subdivision securities	5,061	246	988	272	6,049	518
ABS	2,671	33	2,102	350	4,773	383
Other fixed maturity securities	1	—	—	—	1	—

Total fixed maturity securities	$104,579	$2,501	$24,679	$4,079	$129,258	$6,580

Equity Securities:
Common stock	$89	$12	$1	$—	$90	$12
Non-redeemable preferred stock	191	9	824	220	1,015	229

Total equity securities	$280	$21	$825	$220	$1,105	$241

Total number of securities in an unrealized loss position	5,609		1,704

Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale

The following tables present the cost or amortized cost, gross unrealized losses, including the portion of OTTI loss on fixed maturity securities recognized in accumulated other comprehensive income (loss), gross unrealized losses as a percentage of cost or amortized cost and number of securities for fixed maturity and equity securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

	December 31, 2011
	Cost or Amortized Cost		Gross Unrealized Losses		Number of Securities
	Less than 20%	20% or more	Less than 20%	20% or more	Less than 20%	20% or more
	(In millions, except number of securities)
Fixed Maturity Securities:
Less than six months	$49,249	$4,736	$1,346	$1,332	3,260	320
Six months or greater but less than nine months	4,104	1,049	279	349	375	63
Nine months or greater but less than twelve months	1,160	288	55	93	143	14
Twelve months or greater	17,590	2,115	1,216	843	1,523	167

Total	$72,103	$8,188	$2,896	$2,617

Percentage of amortized cost			4%	32%

Equity Securities:
Less than six months	$714	$376	$64	$123	154	42
Six months or greater but less than nine months	22	8	2	4	19	3
Nine months or greater but less than twelve months	18	—	2	—	8	—
Twelve months or greater	98	223	8	96	24	20

Total	$852	$607	$76	$223

Percentage of cost			9%	37%

	December 31, 2010
	Cost or Amortized Cost		Gross Unrealized Losses		Number of Securities
	Less than 20%	20% or more	Less than 20%	20% or more	Less than 20%	20% or more
	(In millions, except number of securities)
Fixed Maturity Securities:
Less than six months	$105,301	$1,403	$2,348	$368	5,320	121
Six months or greater but less than nine months	1,125	376	29	102	104	29
Nine months or greater but less than twelve months	371	89	28	27	50	9
Twelve months or greater	21,627	5,546	1,863	1,815	1,245	311

Total	$128,424	$7,414	$4,268	$2,312

Percentage of amortized cost			3%	31%

Equity Securities:
Less than six months	$247	$94	$10	$22	106	33
Six months or greater but less than nine months	29	65	5	16	3	2
Nine months or greater but less than twelve months	6	47	—	16	3	2
Twelve months or greater	518	340	56	116	35	14

Total	$800	$546	$71	$170

Percentage of cost			9%	31%

Equity securities with gross unrealized losses of 20% or more for twelve months or greater decreased from $116 million at December 31, 2010 to $96 million at December 31, 2011. As shown in the section “— Evaluating Temporarily Impaired Available-for-Sale Securities” below, all of the equity securities with gross unrealized losses of 20% or more for twelve months or greater at December 31, 2011 were financial services industry investment grade non-redeemable preferred stock, of which 71% were rated A or better.

Concentration of Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale

The gross unrealized losses related to fixed maturity and equity securities, including the portion of OTTI losses on fixed maturity securities recognized in accumulated other comprehensive income (loss) were $5.8 billion and $6.8 billion at December 31, 2011 and 2010, respectively. The concentration, calculated as a percentage of gross unrealized losses (including OTTI losses), by sector and industry was as follows at:

	December 31,
	2011	2010
Sector:
RMBS	30%	25%
U.S. corporate securities	24	23
Foreign corporate securities	23	14
Foreign government securities	6	9
ABS	5	5
CMBS	4	4
State and political subdivision securities	3	8
U.S. Treasury and agency securities	—	8
Other	5	4

Total	100%	100%

Industry:
Mortgage-backed	34%	29%
Finance	27	21
Utility	8	5
Foreign government securities	6	9
Consumer	6	4
Asset-backed	5	5
Communications	3	2
State and political subdivision securities	3	8
Industrial	2	2
U.S. Treasury and agency securities	—	8
Other	6	7

Total	100%	100%

Evaluating Temporarily Impaired Available-for-Sale Securities

The following table presents fixed maturity and equity securities, each with gross unrealized losses of greater than $10 million, the number of securities, total gross unrealized losses and percentage of total gross unrealized losses at:

	December 31,
	2011		2010
	Fixed Maturity Securities	Equity Securities	Fixed Maturity Securities	Equity Securities
	(In millions, except number of securities)
Number of securities	96	8	107	6
Total gross unrealized losses	$1,703	$117	$2,014	$103
Percentage of total gross unrealized losses	31%	39%	31%	43%

Fixed maturity and equity securities, each with gross unrealized losses greater than $10 million, decreased $297 million during the year ended December 31, 2011. The decline in, or improvement in, gross unrealized losses for the year ended December 31, 2011, was primarily attributable to a decrease in interest rates, partially offset by widening credit spreads. These securities were included in the Company’s OTTI review process.

As of December 31, 2011, $1.3 billion of unrealized losses were from fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater. Of the $1.3 billion, $526 million, or 41%, are related to unrealized losses on investment grade securities. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since purchase. Of the $1.3 billion, $759 million, or 59%, are related to unrealized losses on below investment grade securities. Unrealized losses on below investment grade securities are principally related to RMBS (primarily alternative residential mortgage loans and sub-prime residential mortgage loans), U.S and foreign corporate securities (primarily utility, industrial and financial services industry securities) and ABS (primarily collateralized debt obligations) and were the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over the financial services industry sector, unemployment levels and valuations of residential real estate supporting non-agency RMBS. As explained further in Note 1, management evaluates these U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuer; and evaluates non-agency RMBS and ABS based on actual and projected cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security. See “— Aging of Gross Unrealized Losses and OTTI Losses for Fixed Maturity and Equity Securities Available-for-Sale” for a discussion of equity securities with an unrealized loss position of 20% or more of cost for 12 months or greater.

In the Company’s impairment review process, the duration and severity of an unrealized loss position for equity securities are given greater weight and consideration than for fixed maturity securities. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company’s evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for an equity security, greater weight and consideration are given by the Company to a decline in market value and the likelihood such market value decline will recover.

The following table presents certain information about the Company’s equity securities available-for-sale with gross unrealized losses of 20% or more at December 31, 2011:

		Non-Redeemable Preferred Stock
	All Equity Securities	All Types of Non-Redeemable Preferred Stock		Investment Grade
				All Industries		Financial Services Industry
	Gross Unrealized Losses	Gross Unrealized Losses	% of All Equity Securities	Gross Unrealized Losses	% of All Non-Redeemable Preferred Stock	Gross Unrealized Losses	% of All Industries	% A Rated or Better
	(In millions)			(In millions)		(In millions)
Less than six months	$123	$87	71%	$46	53%	$46	100%	22%
Six months or greater but less than twelve months	4	—	—%	—	—%	—	—%	—%
Twelve months or greater	96	96	100%	96	100%	96	100%	71%

All equity securities with gross unrealized losses of 20% or more	$223	$183	82%	$142	78%	$142	100%	55%

In connection with the equity securities impairment review process, the Company evaluated its holdings in non-redeemable preferred stock, particularly those in the financial services industry. The Company considered several factors including whether there has been any deterioration in credit of the issuer and the likelihood of recovery in value of non-redeemable preferred stock with a severe or an extended unrealized loss. The Company also considered whether any issuers of non-redeemable preferred stock with an unrealized loss held by the Company, regardless of credit rating, have deferred any dividend payments. No such dividend payments had been deferred.

With respect to common stock holdings, the Company considered the duration and severity of the unrealized losses for securities in an unrealized loss position of 20% or more; and the duration of unrealized losses for securities in an unrealized loss position of less than 20% in an extended unrealized loss position (i.e., 12 months or greater).

Based on the Company’s current evaluation of available-for-sale securities in an unrealized loss position in accordance with its impairment policy, and the Company’s current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company has concluded that these securities are not other-than-temporarily impaired.

Future OTTIs will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, changes in collateral valuation, changes in interest rates and changes in credit spreads. If economic fundamentals or any of the above factors deteriorate, additional OTTIs may be incurred in upcoming quarters.

Trading and Other Securities

The table below presents certain information about the Company’s trading and other securities.

	December 31,
	2011	2010
	(In millions)
Actively Traded Securities	$473	$463
FVO general account securities	267	131
FVO contractholder-directed unit-linked investments	17,411	17,794
FVO securities held by CSEs	117	201

Total trading and other securities — at estimated fair value	$18,268	$18,589

Actively Traded Securities — at estimated fair value	$473	$463
Short sale agreement liabilities — at estimated fair value	(127)	(46)

Net long/short position — at estimated fair value	$346	$417

Investments pledged to secure short sale agreement liabilities	$558	$465

See Note 1 for discussion of FVO contractholder-directed unit-linked investments and “— Variable Interest Entities” for discussion of CSEs included in the table above. See “— Net Investment Income” and “— Net Investment Gains (Losses)” for the net investment income recognized on trading and other securities and the related changes in estimated fair value subsequent to purchase included in net investment income and net investment gains (losses) for securities still held as of the end of the respective years, as applicable.

Net Investment Gains (Losses)

The components of net investment gains (losses) were as follows:

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Total gains (losses) on fixed maturity securities:
Total OTTI losses recognized	$(924)	$(682)	$(2,432)
Less: Noncredit portion of OTTI losses transferred to and recognized in other comprehensive income (loss)	(31)	212	939

Net OTTI losses on fixed maturity securities recognized in earnings (1)	(955)	(470)	(1,493)
Fixed maturity securities — net gains (losses) on sales and disposals	25	215	(165)

Total gains (losses) on fixed maturity securities	(930)	(255)	(1,658)
Other net investment gains (losses):
Equity securities	(23)	104	(399)
Trading and other securities — FVO general account securities — changes in estimated fair value	(2)	—	—
Mortgage loans	175	22	(442)
Real estate and real estate joint ventures	134	(54)	(164)
Other limited partnership interests	4	(18)	(356)
Other investment portfolio gains (losses)	(7)	(6)	(26)

Subtotal — investment portfolio gains (losses)	(649)	(207)	(3,045)

FVO CSEs — changes in estimated fair value:
Commercial mortgage loans	(84)	758	—
Securities	—	(78)	—
Long-term debt — related to commercial mortgage loans	97	(722)	—
Long-term debt — related to securities	(8)	48	—
Other gains (losses) (2)	(223)	(207)	144

Subtotal FVO CSEs and other gains (losses)	(218)	(201)	144

Total net investment gains (losses)	$(867)	$(408)	$(2,901)

(1)

Investment portfolio gains (losses) for the year ended December 31, 2011 includes intent-to-sell impairments of ($154) million as a result of the pending disposition of certain operations of MetLife Bank and the Caribbean Business. See Note 2.

(2)

Other gains (losses) includes a loss of $87 million and $209 million for the years ended December 31, 2011 and 2010, respectively, related to the sale of the Company’s investment in MSI MetLife. See Note 2. Other gains (losses) for the year ended December 31, 2011 includes a goodwill impairment loss of $65 million and a loss of $19 million related to the Company’s pending sale of the Caribbean Business. See Notes 2 and 7.

See “— Variable Interest Entities” for discussion of CSEs included in the table above.

Gains (losses) from foreign currency transactions included within net investment gains (losses) were $37 million, $230 million and $226 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below. Investment gains and losses on sales of securities are determined on a specific identification basis.

	Years Ended December 31,			Years Ended December 31,			Years Ended December 31,
	2011	2010	2009	2011	2010	2009	2011	2010	2009
	Fixed Maturity Securities			Equity Securities			Total
	(In millions)
Proceeds	$67,449	$54,514	$38,972	$1,241	$616	$940	$68,690	$55,130	$39,912

Gross investment gains	$892	$831	$939	$108	$129	$134	$1,000	$960	$1,073

Gross investment losses	(867)	(616)	(1,104)	(71)	(11)	(133)	(938)	(627)	(1,237)

Total OTTI losses recognized in earnings:
Credit-related	(645)	(423)	(1,130)	—	—	—	(645)	(423)	(1,130)
Other (1)	(310)	(47)	(363)	(60)	(14)	(400)	(370)	(61)	(763)

Total OTTI losses recognized in earnings	(955)	(470)	(1,493)	(60)	(14)	(400)	(1,015)	(484)	(1,893)

Net investment gains (losses)	$(930)	$(255)	$(1,658)	$(23)	$104	$(399)	$(953)	$(151)	$(2,057)

(1)

Other OTTI losses recognized in earnings include impairments on equity securities, impairments on perpetual hybrid securities classified within fixed maturity securities where the primary reason for the impairment was the severity and/or the duration of an unrealized loss position and fixed maturity securities where there is an intent to sell or it is more likely than not that the Company will be required to sell the security before recovery of the decline in estimated fair value.

Fixed maturity security OTTI losses recognized in earnings related to the following sectors and industries within the U.S. and foreign corporate securities sector:

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Sector:
U.S. and foreign corporate securities — by industry:
Finance	$56	$126	$452
Consumer	50	36	211
Communications	41	16	235
Industrial	11	2	30
Utility	10	3	89
Other industries	1	—	26

Total U.S. and foreign corporate securities	169	183	1,043
Foreign government securities	486	—	1
RMBS	214	117	258
ABS	54	84	103
CMBS	32	86	88

Total	$955	$470	$1,493

Equity security OTTI losses recognized in earnings related to the following sectors and industries:

	Years Ended December 31,
	2011	2010	2009
	(In millions)
Sector:
Non-redeemable preferred stock	$38	$7	$333
Common stock	22	7	67

Total	$60	$14	$400

Industry:
Financial services industry:
Perpetual hybrid securities	$38	$3	$310
Common and remaining non-redeemable preferred stock	—	—	30

Total financial services industry	38	3	340
Other industries	22	11	60

Total	$60	$14	$400

Credit Loss Rollforward — Rollforward of the Cumulative Credit Loss Component of OTTI Loss Recognized in Earnings on Fixed Maturity Securities Still Held for Which a Portion of the OTTI Loss Was Recognized in Other Comprehensive Income (Loss)

The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in other comprehensive income (loss):

	Years Ended December 31,
	2011	2010
	(In millions)
Balance, at January 1,	$443	$581
Additions:
Initial impairments — credit loss OTTI recognized on securities not previously impaired	45	109
Additional impairments — credit loss OTTI recognized on securities previously impaired	143	125
Reductions:
Sales (maturities, pay downs or prepayments) during the period of securities previously impaired as credit loss OTTI	(90)	(260)
Securities de-recognized in connection with the adoption of new guidance related to the consolidation of VIEs	—	(100)
Securities impaired to net present value of expected future cash flows	(57)	(2)
Increases in cash flows — accretion of previous credit loss OTTI	(13)	(10)

Balance, at December 31,	$471	$443

Net Investment Income

The components of net investment income were as follows:

	Years Ended December 31,
	2011	2010	2009
	(In millions)

Investment income:
Fixed maturity securities	$15,037	$12,407	$11,545
Equity securities	141	128	178
Trading and other securities — Actively Traded Securities and FVO general account securities (1)	31	73	116
Mortgage loans	3,164	2,824	2,741
Policy loans	641	649	641
Real estate and real estate joint ventures	692	376	(270)
Other limited partnership interests	681	879	174
Cash, cash equivalents and short-term investments	167	101	128
International joint ventures (2)	(12)	(92)	(121)
Other	178	236	205

Subtotal	20,720	17,581	15,337
Less: Investment expenses	1,022	885	892

Subtotal, net	19,698	16,696	14,445

Trading and other securities — FVO contractholder-directed unit-linked investments (1)	(453)	372	284
FVO CSEs:
Commercial mortgage loans	332	411	—
Securities	9	15	—

Subtotal	(112)	798	284

Net investment income	$19,586	$17,494	$14,729

(1)	Changes in estimated fair value subsequent to purchase for securities still held as of the end of the respective years included in net investment income were:

Trading and other securities — Actively Traded Securities and FVO general account securities	$(3)	$30	$34
Trading and other securities — FVO contractholder-directed unit-linked investments	$(647)	$322	$275

(2)

Amounts are presented net of changes in estimated fair value of derivatives related to economic hedges of the Company’s investment in these equity method international joint venture investments that do not qualify for hedge accounting of ($23) million, $36 million, and ($143) million for the years ended December 31, 2011, 2010, and 2009, respectively.

See “— Variable Interest Entities” for discussion of CSEs included in the table above.

Securities Lending

As described more fully in Note 1, the Company participates in a securities lending program whereby blocks of securities are loaned to third parties. These transactions are treated as financing arrangements and the associated cash collateral received is recorded as a liability. The Company is obligated to return the cash collateral received to its counterparties.

Elements of the securities lending program are presented below at:

	December 31,
	2011	2010
	(In millions)

Securities on loan: (1)
Amortized cost	$20,613	$23,715
Estimated fair value	$24,072	$24,230
Cash collateral on deposit from counterparties (2)	$24,223	$24,647
Security collateral on deposit from counterparties	$371	$—
Reinvestment portfolio — estimated fair value	$23,940	$24,177

(1)	Included within fixed maturity securities and short-term investments.

(2)	Included within payables for collateral under securities loaned and other transactions.

Security collateral on deposit from counterparties in connection with the securities lending transactions may not be sold or repledged, unless the counterparty is in default, and is not reflected in the consolidated financial statements.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

Invested assets on deposit, held in trust and pledged as collateral are presented in the table below at estimated fair value for cash and cash equivalents, short-term investments, fixed maturity securities, equity securities, and trading and other securities and at carrying value for mortgage loans.

	December 31,
	2011	2010
	(In millions)
Invested assets on deposit (1)	$1,660	$2,110
Invested assets held in trust (2)	11,135	8,430
Invested assets pledged as collateral (3)	29,899	29,470

Total invested assets on deposit, held in trust and pledged as collateral	$42,694	$40,010

(1)	The Company has invested assets on deposit with regulatory agencies consisting primarily of cash and cash equivalents, short-term investments, fixed maturity securities and equity securities.

(2)	The Company held in trust cash and securities, primarily fixed maturity and equity securities, to satisfy requirements under certain collateral financing agreements and certain reinsurance agreements.

(3)

The Company has pledged fixed maturity securities, mortgage loans and cash and cash equivalents in connection with various agreements and transactions, including funding and advances agreements (see Notes 8 and 11), collateralized borrowings (see Note 11), collateral financing arrangements (see Note 12), derivative transactions (see Note 4), and short sale agreements (see “— Trading and Other Securities”).

Mortgage Loans

Mortgage loans are summarized as follows at:

	December 31,
	2011		2010
	Carrying Value	% of Total	Carrying Value	% of Total
	(In millions)
Mortgage loans held-for-investment:
Commercial	$40,440	56.1%	$37,818	60.7%
Agricultural	13,129	18.2	12,751	20.4
Residential (1)	689	1.0	2,231	3.7

Subtotal	54,258	75.3	52,800	84.8
Valuation allowances (1)	(481)	(0.7)	(664)	(1.1)

Subtotal mortgage loans held-for-investment, net	53,777	74.6	52,136	83.7
Commercial mortgage loans held by CSEs	3,138	4.4	6,840	11.0

Total mortgage loans held-for-investment, net	56,915	79.0	58,976	94.7

Mortgage loans held-for-sale:
Residential	3,064	4.2	2,510	4.0
Mortgage loans — lower of amortized cost or estimated fair value (1)	4,462	6.2	811	1.3
Securitized reverse residential mortgage loans (2)	7,652	10.6	—	—

Total mortgage loans held-for-sale	15,178	21.0	3,321	5.3

Total mortgage loans, net	$72,093	100.0%	$62,297	100.0%

(1)

The valuation allowance on and the related carrying value of certain residential mortgage loans held-for-investment was transferred to mortgage loans held-for-sale in connection with the pending disposition of certain operations of MetLife Bank. See Note 2.

(2)	See Note 1 for a discussion of the securitized reverse residential mortgage loans.

See “— Variable Interest Entities” for discussion of CSEs included in the table above and the decrease in commercial mortgage loans held by CSEs.

Certain of the Company’s real estate joint ventures have mortgage loans with the Company. The carrying values of such mortgage loans were $286 million and $283 million at December 31, 2011 and 2010, respectively.

The following tables present the recorded investment in mortgage loans held for investment, by portfolio segment, by method of evaluation of credit loss, and the related valuation allowances, by type of credit loss, at:

	Commercial	Agricultural	Residential	Total
	(In millions)

December 31, 2011:
Mortgage loans:
Evaluated individually for credit losses	$96	$159	$13	$268
Evaluated collectively for credit losses	40,344	12,970	676	53,990

Total mortgage loans	40,440	13,129	689	54,258

Valuation allowances:
Specific credit losses	59	45	1	105
Non-specifically identified credit losses	339	36	1	376

Total valuation allowances	398	81	2	481

Mortgage loans, net of valuation allowance	$40,042	$13,048	$687	$53,777

December 31, 2010:
Mortgage loans:
Evaluated individually for credit losses	$120	$146	$13	$279
Evaluated collectively for credit losses	37,698	12,605	2,218	52,521

Total mortgage loans	37,818	12,751	2,231	52,800

Valuation allowances:
Specific credit losses	36	52	—	88
Non-specifically identified credit losses	526	36	14	576

Total valuation allowances	562	88	14	664

Mortgage loans, net of valuation allowance	$37,256	$12,663	$2,217	$52,136

The following tables present the changes in the valuation allowance, by portfolio segment:

	Mortgage Loan Valuation Allowances
	Commercial	Agricultural	Residential	Total
	(In millions)

Balance at January 1, 2009	$232	$61	$11	$304
Provision (release)	384	79	12	475
Charge-offs, net of recoveries	(27)	(25)	(6)	(58)

Balance at December 31, 2009	589	115	17	721
Provision (release)	(5)	12	2	9
Charge-offs, net of recoveries	(22)	(39)	(5)	(66)

Balance at December 31, 2010	562	88	14	664
Provision (release)	(152)	(3)	10	(145)
Charge-offs, net of recoveries	(12)	(4)	(3)	(19)
Transfer to held-for-sale (1)	—	—	(19)	(19)

Balance at December 31, 2011	$398	$81	$2	$481

(1)

The valuation allowance on and the related carrying value of certain residential mortgage loans held-for-investment was transferred to mortgage loans held-for-sale in connection with the pending disposition of certain operations of MetLife Bank. See Note 2.

Commercial Mortgage Loans — by Credit Quality Indicators with Estimated Fair Value.  See Note 1 for a discussion of all credit quality indicators presented herein. Presented below for the commercial mortgage loans held-for-investment is the recorded investment, prior to valuation allowances, by the indicated loan-to-value ratio categories and debt service coverage ratio categories and estimated fair value of such mortgage loans by the indicated loan-to-value ratio categories at:

	Commercial
	Recorded Investment
	Debt Service Coverage Ratios				% of Total	Estimated Fair Value	% of Total
	> 1.20x	1.00x - 1.20x	< 1.00x	Total
	(In millions)					(In millions)

December 31, 2011:
Loan-to-value ratios:
Less than 65%	$24,983	$448	$564	$25,995	64.3%	$27,581	65.5%
65% to 75%	8,275	336	386	8,997	22.3	9,387	22.3
76% to 80%	1,150	98	226	1,474	3.6	1,473	3.5
Greater than 80%	2,714	880	380	3,974	9.8	3,664	8.7

Total	$37,122	$1,762	$1,556	$40,440	100.0%	$42,105	100.0%

December 31, 2010:
Loan-to-value ratios:
Less than 65%	$16,663	$125	$483	$17,271	45.7%	$18,183	46.9%
65% to 75%	9,022	765	513	10,300	27.2	10,685	27.6
76% to 80%	3,033	304	135	3,472	9.2	3,535	9.1
Greater than 80%	4,155	1,813	807	6,775	17.9	6,374	16.4

Total	$32,873	$3,007	$1,938	$37,818	100.0%	$38,777	100.0%

Agricultural Mortgage Loans — by Credit Quality Indicator.  The recorded investment in agricultural mortgage loans held-for-investment, prior to valuation allowances, by credit quality indicator, is as shown below. The estimated fair value of agricultural mortgage loans held-for-investment was $13.6 billion and $12.9 billion at December 31, 2011 and 2010, respectively.

	Agricultural
	December 31,
	2011		2010
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(In millions)		(In millions)

Loan-to-value ratios:
Less than 65%	$11,802	89.9%	$11,483	90.1%
65% to 75%	874	6.7	885	6.9
76% to 80%	76	0.6	48	0.4
Greater than 80%	377	2.8	335	2.6

Total	$13,129	100.0%	$12,751	100.0%

Residential Mortgage Loans — by Credit Quality Indicator.  The recorded investment in residential mortgage loans held-for-investment, prior to valuation allowances, by credit quality indicator, is as shown below. The estimated fair value of residential mortgage loans held-for-investment was $737 million and $2.3 billion at December 31, 2011 and 2010, respectively.

	Residential
	December 31,
	2011		2010
	Recorded Investment	% of Total	Recorded Investment	% of Total
	(In millions)		(In millions)

Performance indicators:
Performing	$671	97.4%	$2,149	96.3%
Nonperforming	18	2.6	82	3.7

Total	$689	100.0%	$2,231	100.0%

Past Due and Interest Accrual Status of Mortgage Loans.  The Company has a high quality, well performing, mortgage loan portfolio, with approximately 99% of all mortgage loans classified as performing at both December 31, 2011 and December 31, 2010. The Company defines delinquent mortgage loans consistent with industry practice, when interest and principal payments are past due as follows: commercial mortgage loans — 60 days or more; agricultural mortgage loans — 90 days or more; and residential mortgage loans — 60 days or more. The recorded investment in mortgage loans held-for-investment, prior to valuation allowances, past due according to these aging categories, greater than 90 days past due and still accruing interest and in nonaccrual status, by portfolio segment, were as follows at:

	Past Due		Greater than 90 Days Past Due Still Accruing Interest		Nonaccrual Status
	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010	December 31, 2011	December 31, 2010
	(In millions)

Commercial	$63	$58	$—	$1	$63	$7
Agricultural	146	159	29	13	157	177
Residential	8	79	—	11	17	25

Total	$217	$296	$29	$25	$237	$209

Impaired Mortgage Loans.  The unpaid principal balance, recorded investment, valuation allowances and carrying value, net of valuation allowances, for impaired mortgage loans held-for-investment, including those modified in a troubled debt restructuring, by portfolio segment, were as follows at:

	Impaired Mortgage Loans
	Loans with a Valuation Allowance				Loans without a Valuation Allowance		All Impaired Loans
	Unpaid Principal Balance	Recorded Investment	Valuation Allowances	Carrying Value	Unpaid Principal Balance	Recorded Investment	Unpaid Principal Balance	Carrying Value
	(In millions)

December 31, 2011:
Commercial	$96	$96	$59	$37	$252	$237	$348	$274
Agricultural	160	159	45	114	71	69	231	183
Residential	13	13	1	12	1	1	14	13

Total	$269	$268	$105	$163	$324	$307	$593	$470

December 31, 2010:
Commercial	$120	$120	$36	$84	$99	$87	$219	$171
Agricultural	146	146	52	94	123	119	269	213
Residential	3	3	—	3	16	16	19	19

Total	$269	$269	$88	$181	$238	$222	$507	$403

Unpaid principal balance is generally prior to any charge-offs.

The average investment in impaired mortgage loans held-for-investment, including those modified in a troubled debt restructuring, and the related interest income, by portfolio segment, for the years ended December 31, 2011 and 2010, respectively, and for all mortgage loans for the year ended December 31, 2009, was:

	Impaired Mortgage Loans
	Average Investment	Interest Income Recognized
		Cash Basis	Accrual Basis
	(In millions)

For the Year Ended December 31, 2011:
Commercial	$313	$5	$1
Agricultural	252	4	1
Residential	23	—	—

Total	$588	$9	$2

For the Year Ended December 31, 2010:
Commercial	$192	$5	$1
Agricultural	284	6	2
Residential	16	—	—

Total	$492	$11	$3

For the Year Ended December 31, 2009	$338	$8	$1

Mortgage Loans Modified in a Troubled Debt Restructuring.  See Note 1 for a discussion of loan modifications that are classified as trouble debt restructuring and the types of concession typically granted. At December 31, 2011, the number of mortgage loans and carrying value after specific valuation allowance of mortgage loans modified during the period in a troubled debt restructuring were as follows:

	Mortgage Loans Modified in a Troubled Debt Restructuring
	December 31, 2011
	Number of Mortgage Loans	Carrying Value after Specific Valuation Allowance
		Pre- Modification	Post- Modification
		(In millions)
Commercial	5	$147	$111
Agricultural	10	42	42
Residential	—	—	—

Total	15	$189	$153

During the previous 12 months, the Company had four agricultural mortgage loans, with a carrying value after specific valuation allowance of $13 million, modified in a troubled debt restructuring with a subsequent payment default at December 31, 2011. There were no commercial or residential mortgage loans during the previous 12 months modified in a troubled debt restructuring with a subsequent payment default at December 31, 2011. Payment default is determined in the same manner as delinquency status — when interest and principal payments are past due as follows: commercial mortgage loans — 60 days or more; agricultural mortgage loans — 90 days or more; and residential mortgage loans — 60 days or more.

Real Estate and Real Estate Joint Ventures

Real estate investments by type consisted of the following:

	December 31,
	2011		2010
	Carrying Value	% of Total	Carrying Value	% of Total
	(In millions)		(In millions)

Traditional	$5,845	68.3%	$4,871	60.7%
Real estate joint ventures and funds	2,340	27.3	2,707	33.7

Real estate and real estate joint ventures	8,185	95.6	7,578	94.4
Foreclosed (commercial, agricultural and residential)	264	3.1	152	1.9

Real estate held-for-investment	8,449	98.7	7,730	96.3
Real estate held-for-sale	114	1.3	300	3.7

Total real estate and real estate joint ventures	$8,563	100.0%	$8,030	100.0%

The Company classifies within traditional real estate its investment in income-producing real estate, which is comprised primarily of wholly-owned real estate and, to a much lesser extent, joint ventures with interests in single property income-producing real estate. The estimated fair value of the traditional real estate investment portfolio was $7.6 billion and $6.2 billion at December 31, 2011 and 2010, respectively. The Company classifies within real estate joint ventures and funds, its investments in joint ventures with interests in multi-property projects with varying strategies ranging from the development of properties to the operation of income-producing properties; as well as its investments in real estate private equity funds. From time to time, the Company transfers investments from these joint ventures to traditional real estate, if the Company retains an interest in the joint venture after a completed property commences operations and the Company intends to retain an interest in the property.

Properties acquired through foreclosure were $295 million, $165 million and $127 million for the years ended December 31, 2011, 2010 and 2009, respectively, and include commercial, agricultural and residential properties. After the Company acquires properties through foreclosure, it evaluates whether the properties are appropriate for retention in its traditional real estate portfolio. Foreclosed real estate held at December 31, 2011 and 2010 includes those properties the Company has not selected for retention in its traditional real estate portfolio and which do not meet the criteria to be classified as held-for-sale.

The wholly-owned real estate within traditional real estate is net of accumulated depreciation of $1.3 billion and $1.5 billion at December 31, 2011 and 2010, respectively. Related depreciation expense on traditional wholly-owned real estate was $164 million, $151 million and $135 million for the years ended December 31, 2011, 2010 and 2009, respectively. These amounts include depreciation expense related to discontinued operations of $9 million, $20 million and $21 million for the years ended December 31, 2011, 2010 and 2009, respectively.

There were no impairments recognized on real estate held-for-investment for the year ended December 31, 2011. Impairments recognized on real estate held-for-investment were $48 million and $160 million for the years ended December 31, 2010 and 2009, respectively. Impairments recognized on real estate held-for-sale were $2 million and $1 million for the years ended December 31, 2011 and 2010, respectively. There were no impairments recognized on real estate held-for-sale for the year ended December 31, 2009. The Company’s carrying value of real estate held-for-sale has been reduced by impairments recorded prior to 2009 of $1 million at both December 31, 2011 and 2010. The carrying value of non-income producing real estate was $182 million and $137 million at December 31, 2011 and 2010, respectively.

Other Limited Partnership Interests

The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that principally make private equity investments in companies in the United States and overseas) was $6.4 billion at both December 31, 2011 and 2010. Included within other limited partnership interests were $1.1 billion and $1.0 billion at December 31, 2011 and 2010, respectively, of investments in hedge funds. Impairments of other limited partnership interests, principally other limited partnership interests accounted for under the cost method, were $5 million, $12 million and $354 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Collectively Significant Equity Method Investments

The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $9.5 billion as of December 31, 2011. The Company’s maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $3.5 billion as of December 31, 2011. Except for certain real estate joint ventures, the Company’s investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

As further described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method real estate joint ventures, real estate funds and other limited partnership interests exceeded 10% of the Company’s consolidated pre-tax income (loss) from continuing operations for two of the three most recent annual periods: 2010 and 2009. The Company is providing the following aggregated summarized financial data for such equity method investments, for the most recent annual periods, in order to provide comparative information. This aggregated summarized financial data does not represent the Company’s proportionate share of the assets, liabilities, or earnings of such entities.

As of, and for the year ended December 31, 2011, the aggregated summarized financial data presented below reflects the latest available financial information. Aggregate total assets of these entities totaled $266.4 billion and $262.9 billion as of December 31, 2011 and 2010, respectively. Aggregate total liabilities of these entities totaled $31.2 billion and $77.6 billion as of December 31, 2011 and 2010, respectively. Aggregate net income (loss) of these entities totaled $9.7 billion, $18.7 billion and $22.8 billion for the years ended December 31, 2011, 2010 and 2009, respectively. Aggregate net income (loss) from real estate joint ventures, real estate funds and other limited partnership interests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Other Invested Assets

The following table presents the carrying value of the Company’s other invested assets by type at:

	December 31,
	2011		2010
	Carrying Value	% of Total	Carrying Value	% of Total
	(In millions)		(In millions)

Freestanding derivatives with positive fair values	$16,200	68.7%	$7,777	50.5%
Leveraged leases, net of non-recourse debt	2,248	9.5	2,191	14.2
Tax credit partnerships	1,531	6.5	976	6.3
MSRs	666	2.8	950	6.2
Funds withheld	608	2.6	551	3.6
Joint venture investments	171	0.7	664	4.3
Other	2,157	9.2	2,291	14.9

Total	$23,581	100.0%	$15,400	100.0%

See Note 4 for information regarding the freestanding derivatives with positive estimated fair values. See “— Leveraged Leases” for the composition of leveraged leases. Tax credit partnerships are established for the purpose of investing in low-income housing and other social causes, where the primary return on investment is in the form of income tax credits, and are accounted for under the equity method or under the effective yield method. See Note 5 for activity rollforwards for MSRs. Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. Joint venture investments are accounted for under the equity method and represent the Company’s investment in insurance underwriting joint ventures in China, Japan (see Note 2) and Chile.

Leveraged Leases

Investment in leveraged leases, included in other invested assets, consisted of the following:

	December 31,
	2011	2010
	(In millions)

Rental receivables, net	$1,859	$1,882
Estimated residual values	1,657	1,682

Subtotal	3,516	3,564
Unearned income	(1,268)	(1,373)

Investment in leveraged leases	$2,248	$2,191

Rental receivables are generally due in periodic installments. The payment periods range from one to 15 years, but in certain circumstances are as long as 34 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or non-performing, which is assessed monthly. The Company generally defines non-performing rental receivables as those that are 90 days or more past due. As of December 31, 2011 and 2010, all rental receivables were performing.

The deferred income tax liability related to leveraged leases was $1.5 billion and $1.4 billion at December 31, 2011 and 2010, respectively.

The components of income from investment in leveraged leases, excluding realized gains (losses) were as follows:

	Years Ended December 31,
	2011	2010	2009
	(In millions)

Net income from investment in leveraged leases	$125	$123	$114
Less: Income tax expense on leveraged leases	(44)	(43)	(40)

Net investment income after income tax from investment in leveraged leases	$81	$80	$74

Cash Equivalents

The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $5.0 billion and $9.6 billion at December 31, 2011 and 2010, respectively.

Purchased Credit Impaired Investments

Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition-date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI or the recognition of mortgage loan valuation allowances (see Note 1).

The table below presents the purchased credit impaired investments, by invested asset class, held at:

	Fixed Maturity Securities		Mortgage Loans
	December 31,
	2011	2010	2011	2010
	(In millions)

Outstanding principal and interest balance (1)	$4,547	$1,548	$471	$504
Carrying value (2)	$3,130	$1,050	$173	$195

(1)	Represents the contractually required payments which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2)	Estimated fair value plus accrued interest for fixed maturity securities and amortized cost, plus accrued interest, less any valuation allowances, for mortgage loans.

The following table presents information about purchased credit impaired investments acquired during the periods, as of their respective acquisition dates:

	Fixed Maturity Securities		Mortgage Loans
	Years Ended December 31,
	2011	2010	2011	2010
	(In millions)

Contractually required payments (including interest)	$5,141	$2,126	$—	$553
Cash flows expected to be collected (1), (2)	$4,365	$1,782	$—	$374
Fair value of investments acquired	$2,590	$1,076	$—	$201

(1)	Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

(2)

A portion of the difference between the contractually required payments (including interest) and the cash flows expected to be collected on certain of the investments acquired in the Acquisition has been established as an indemnification asset as discussed further in Note 2.

The following table presents activity for the accretable yield on purchased credit impaired investments for:

	Fixed Maturity Securities		Mortgage Loans
	Years Ended December 31,
	2011	2010	2011	2010
	(In millions)

Accretable yield, January 1,	$541	$—	$170	$—
Investments purchased	1,775	606	—	—
Acquisition (1)	—	100	—	173
Accretion recognized in earnings	(114)	(62)	(56)	(3)
Disposals	(65)	—	—	—
Reclassification (to) from nonaccretable difference	174	(103)	140	—

Accretable yield, December 31,	$2,311	$541	$254	$170

(1)

As described further in Note 2, all investments acquired in the Acquisition were recorded at estimated fair value as of the Acquisition Date. This activity relates to acquired fixed maturity securities and mortgage loans with a credit impairment inherent in the estimated fair value.

Variable Interest Entities

The Company holds investments in certain entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2011 and 2010. Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company’s obligation to the VIEs is limited to the amount of its committed investment.

	December 31,
	2011		2010
	Total Assets	Total Liabilities	Total Assets	Total Liabilities
	(In millions)

Consolidated securitization entities (1)	$3,299	$3,103	$7,114	$6,892
MRSC collateral financing arrangement (2)	3,333	—	3,333	—
Other limited partnership interests	360	6	319	85
Trading and other securities	163	—	186	—
Other invested assets	102	1	108	1
Real estate joint ventures	16	18	20	17

Total	$7,273	$3,128	$11,080	$6,995

(1)

The Company consolidates former QSPEs that are structured as CMBS and former QSPEs that are structured as collateralized debt obligations. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company’s exposure was limited to that of its remaining investment in the former QSPEs of $172 million and $201 million at estimated fair value at December 31, 2011 and 2010, respectively. The long-term debt presented below bears interest primarily at fixed rates ranging from 2.25% to 5.57%, payable primarily on a monthly basis and is expected to be repaid over the next six years. Interest expense related to these obligations, included in other expenses, was $324 million and $411 million for the years ended December 31, 2011 and 2010, respectively. The Company sold certain of these CMBS investments in the third quarter of 2011, resulting in the deconsolidation of such entities and their related mortgage loans held-for-investment and long-term debt. The assets and liabilities of these CSEs, at estimated fair value, were as follows at:

	December 31,
	2011	2010
	(In millions)

Assets:
Mortgage loans held-for-investment (commercial mortgage loans)	$3,138	$6,840
Trading and other securities	117	201
Accrued investment income	16	34
Cash and cash equivalents	21	39
Premiums, reinsurance and other receivables	7	—

Total assets	$3,299	$7,114

Liabilities:
Long-term debt	$3,068	$6,820
Other liabilities	35	72

Total liabilities	$3,103	$6,892

(2)	See Note 12 for a description of the MetLife Reinsurance Company of South Carolina (“MRSC”) collateral financing arrangement. These assets consist of the following, at estimated fair value, at:

	December 31,
	2011	2010
	(In millions)

Fixed maturity securities available-for-sale:
ABS	$1,356	$1,333
U.S. corporate securities	833	893
RMBS	502	547
CMBS	369	383
Foreign corporate securities	126	139
State and political subdivision securities	39	30
Foreign government securities	—	5
Mortgage loans	49	—
Cash and cash equivalents	59	3

Total	$3,333	$3,333

The following table presents the carrying amount and maximum exposure to loss relating to VIEs for which the Company holds significant variable interests but is not the primary beneficiary and which have not been consolidated at:

	December 31,
	2011		2010
	Carrying Amount	Maximum Exposure to Loss (1)	Carrying Amount	Maximum Exposure to Loss (1)
	(In millions)

Fixed maturity securities available-for-sale:
RMBS (2)	$42,637	$42,637	$45,852	$45,852
CMBS (2)	19,069	19,069	20,675	20,675
ABS (2)	12,979	12,979	13,168	13,168
U.S. corporate securities	2,911	2,911	2,435	2,435
Foreign corporate securities	2,087	2,087	2,950	2,950
Other limited partnership interests	4,340	6,084	4,383	6,479
Other invested assets	799	1,194	576	773
Trading and other securities	671	671	789	789
Mortgage loans	456	456	350	350
Real estate joint ventures	61	79	40	108

Total	$86,010	$88,167	$91,218	$93,579

(1)

The maximum exposure to loss relating to the fixed maturity and trading and other securities is equal to the carrying amounts or carrying amounts of retained interests. The maximum exposure to loss relating to the other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments of the Company. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee. The maximum exposure to loss relating to mortgage loans is equal to the carrying amounts plus any unfunded commitments of the Company. For certain of its investments in other invested assets, the Company’s return is in the form of income tax credits which are guaranteed by a creditworthy third party. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties of $267 million and $231 million at December 31, 2011 and 2010, respectively.

(2)	For these variable interests, the Company’s involvement is limited to that of a passive investor.

As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2011, 2010 and 2009.